Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000199917_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000199917_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000199917_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000021010_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021010_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021010_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.55%
C000021009_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021009_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021009_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000121074_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000121074_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.71%
C000121074_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.66%
C000121085_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000121085_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000121085_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.98%
C000021013_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021013_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021013_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.55%
C000121072_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000121072_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.71%
C000121072_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.66%
C000021014_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021014_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021014_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000021016_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021016_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021016_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000199920_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000199920_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000199920_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.78%
C000021006_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021006_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021006_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000199918_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000199918_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000199918_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000021015_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021015_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021015_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000211328_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000211328_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000211328_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.07%
C000199922_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000199922_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000199922_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000121076_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000121076_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.71%
C000121076_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.66%
C000121075_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000121075_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.71%
C000121075_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.66%
C000121082_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000121082_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000121082_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.98%
C000121087_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000121087_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000121087_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.98%
C000211327_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000211327_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000211327_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.11%
C000199921_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000199921_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000199921_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000021005_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021005_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021005_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000211326_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000211326_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000211326_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.07%
C000121084_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000121084_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000121084_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.98%
C000021011_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021011_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021011_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.55%
C000021007_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021007_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021007_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.10%
C000021012_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021012_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021012_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.55%
C000199919_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.72%
C000199919_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.27%
C000199919_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.78%
C000199917_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000199917_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,000
C000199917_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 8,901
C000199917_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 11,205
C000199917_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 13,049
C000199917_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 15,820
C000199917_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 12,953
C000199917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,211	$ 15,211	$ 15,211	$ 15,211	$ 15,211	$ 15,211
C000199917_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Extended Investable Market Index℠
C000199917_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199917_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,914
C000199917_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,260
C000199917_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,132
C000199917_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,951
C000199917_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,057
C000199917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,396	15,396	15,396	$ 15,396	15,396	15,396
C000199917_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000199917_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199917_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,394
C000199917_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,351
C000199917_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,624
C000199917_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,822
C000199917_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,413
C000199917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,465	$ 19,465	19,465	$ 19,465	19,465	$ 19,465
C000199917_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.31%
C000199917_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.80%
C000199917_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.30%
C000199917_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.31%
C000199917_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.96%
C000199917_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.50%
C000021010_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class
C000021010_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000021010_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 9,801
C000021010_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 12,024
C000021010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 12,868
C000021010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,185
C000021010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,836
C000021010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,390
C000021010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,775
C000021010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,169
C000021010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,558
C000021010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,858	$ 22,858	22,858	22,858	22,858	$ 22,858
C000021010_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000021010_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021010_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,559
C000021010_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,595
C000021010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,294
C000021010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,830
C000021010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,849
C000021010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,813
C000021010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,453
C000021010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,273
C000021010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,028
C000021010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,223	21,223	21,223	21,223	21,223	$ 21,223
C000021010_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000021010_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021010_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,048
C000021010_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,327
C000021010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,721
C000021010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,002
C000021010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,035
C000021010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,593
C000021010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,877
C000021010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,907
C000021010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,334
C000021010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	32,604	32,604	$ 32,604	$ 32,604
C000021010_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.87%
C000021010_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.56%
C000021010_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.62%
C000021010_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.54%
C000021010_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.40%
C000021010_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.82%
C000021009_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class 2
C000021009_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021009_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,039
C000021009_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,818
C000021009_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,153
C000021009_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,280
C000021009_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,120
C000021009_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,994
C000021009_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,769
C000021009_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								19,679
C000021009_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,195
C000021009_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,957	$ 34,957	34,957	34,957	$ 34,957	$ 34,957
C000021009_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021009_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021009_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021009_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021009_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021009_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021009_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021009_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021009_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021009_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021009_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021009_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	$ 34,254
C000021009_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.45%
C000021009_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.74%
C000021009_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.33%
C000121074_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000121074_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121074_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,992
C000121074_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,267
C000121074_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,653
C000121074_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,192
C000121074_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,481
C000121074_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										18,993
C000121074_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,561
C000121074_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,812
C000121074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,235
C000121074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,842	$ 17,842	17,842	17,842	$ 17,842	$ 17,842
C000121074_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000121074_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121074_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,512
C000121074_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,468
C000121074_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,003
C000121074_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,112
C000121074_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,164
C000121074_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										15,575
C000121074_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,182
C000121074_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,134
C000121074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,330
C000121074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,330	$ 14,330	14,330	14,330	$ 14,330	$ 14,330
C000121074_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.90%
C000121074_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.26%
C000121074_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.96%
C000121085_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class
C000121085_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121085_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,312
C000121085_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,992
C000121085_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,624
C000121085_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,874
C000121085_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,810
C000121085_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,306
C000121085_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,663
C000121085_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,926
C000121085_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,299
C000121085_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,930	$ 21,930	21,930	21,930	$ 21,930	$ 21,930
C000121085_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000121085_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121085_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,446
C000121085_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,889
C000121085_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,599
C000121085_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,830
C000121085_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,184
C000121085_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,609
C000121085_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,776
C000121085_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,273
C000121085_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,372
C000121085_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,251	$ 16,251	16,251	16,251	$ 16,251	$ 16,251
C000121085_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.04%
C000121085_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.76%
C000121085_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.17%
C000021013_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class 2
C000021013_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021013_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,782
C000021013_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,964
C000021013_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,777
C000021013_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,078
C000021013_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,667
C000021013_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,144
C000021013_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,437
C000021013_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,850
C000021013_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,126
C000021013_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,296	$ 22,296	22,296	22,296	$ 22,296	$ 22,296
C000021013_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000021013_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021013_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,559
C000021013_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,595
C000021013_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,294
C000021013_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,830
C000021013_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,849
C000021013_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,813
C000021013_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,453
C000021013_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,273
C000021013_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,028
C000021013_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,223	21,223	21,223	21,223	21,223	$ 21,223
C000021013_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000021013_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021013_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,048
C000021013_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,327
C000021013_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,721
C000021013_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,002
C000021013_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,035
C000021013_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,593
C000021013_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,877
C000021013_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,907
C000021013_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,334
C000021013_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	32,604	32,604	$ 32,604	$ 32,604
C000021013_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.57%
C000021013_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.28%
C000021013_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.35%
C000021013_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.54%
C000021013_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.40%
C000021013_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.82%
C000121072_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class
C000121072_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121072_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,003
C000121072_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,295
C000121072_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,700
C000121072_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,234
C000121072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,544
C000121072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,091
C000121072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,677
C000121072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,909
C000121072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,350
C000121072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,991	$ 17,991	17,991	17,991	$ 17,991	$ 17,991
C000121072_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000121072_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121072_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,512
C000121072_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,468
C000121072_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,003
C000121072_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,112
C000121072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,164
C000121072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										15,575
C000121072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,182
C000121072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,134
C000121072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,330
C000121072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,330	$ 14,330	14,330	14,330	$ 14,330	$ 14,330
C000121072_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.04%
C000121072_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.35%
C000121072_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					6.05%
C000021014_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class
C000021014_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021014_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,133
C000021014_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,336
C000021014_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,796
C000021014_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,177
C000021014_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,308
C000021014_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,464
C000021014_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,312
C000021014_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,520
C000021014_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,157
C000021014_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,919	$ 33,919	33,919	33,919	$ 33,919	$ 33,919
C000021014_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021014_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021014_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021014_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021014_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021014_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021014_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021014_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021014_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021014_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021014_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021014_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	$ 34,254
C000021014_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.90%
C000021014_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.40%
C000021014_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.99%
C000021016_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class 2
C000021016_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021016_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,108
C000021016_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,279
C000021016_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,693
C000021016_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,046
C000021016_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,092
C000021016_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,160
C000021016_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,856
C000021016_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,094
C000021016_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,553
C000021016_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,081	$ 33,081	33,081	33,081	$ 33,081	$ 33,081
C000021016_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021016_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021016_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021016_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021016_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021016_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021016_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021016_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021016_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021016_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021016_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021016_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	$ 34,254
C000021016_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.59%
C000021016_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.12%
C000021016_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.71%
C000199920_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000199920_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199920_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,545
C000199920_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,354
C000199920_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,425
C000199920_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,279
C000199920_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,288
C000199920_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,922	$ 11,922	11,922	$ 11,922	$ 11,922	11,922
C000199920_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Global ex U.S. Index℠
C000199920_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199920_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,593
C000199920_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,490
C000199920_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,666
C000199920_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,637
C000199920_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,616
C000199920_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,386	12,386	12,386	$ 12,386	12,386	12,386
C000199920_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000199920_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199920_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,549
C000199920_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,407
C000199920_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,533
C000199920_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,454
C000199920_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,478
C000199920_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,135	$ 12,135	12,135	$ 12,135	12,135	$ 12,135
C000199920_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.82%
C000199920_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.83%
C000199920_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.38%
C000199920_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.70%
C000199920_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.53%
C000199920_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.10%
C000021006_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000021006_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021006_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,056
C000021006_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,855
C000021006_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,223
C000021006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,364
C000021006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,258
C000021006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										21,213
C000021006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									27,098
C000021006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								19,950
C000021006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,605
C000021006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,570	$ 35,570	35,570	35,570	35,570	$ 35,570
C000021006_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021006_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021006_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021006_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021006_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	$ 34,254
C000021006_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.70%
C000021006_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.95%
C000021006_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.53%
C000199918_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000199918_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199918_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,891
C000199918_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,153
C000199918_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,958
C000199918_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,671
C000199918_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,803
C000199918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,994	$ 14,994	14,994	$ 14,994	$ 14,994	14,994
C000199918_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Extended Investable Market Index℠
C000199918_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199918_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,914
C000199918_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,260
C000199918_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,132
C000199918_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,951
C000199918_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,057
C000199918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,396	15,396	15,396	$ 15,396	15,396	15,396
C000199918_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000199918_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199918_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,394
C000199918_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,351
C000199918_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,624
C000199918_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,822
C000199918_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,413
C000199918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,465	$ 19,465	19,465	$ 19,465	19,465	$ 19,465
C000199918_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.03%
C000199918_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.53%
C000199918_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.03%
C000199918_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.31%
C000199918_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.96%
C000199918_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.50%
C000021015_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class
C000021015_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021015_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,124
C000021015_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,313
C000021015_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,755
C000021015_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,124
C000021015_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,221
C000021015_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,342
C000021015_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,129
C000021015_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,349
C000021015_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,914
C000021015_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,581	$ 33,581	33,581	33,581	33,581	$ 33,581
C000021015_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021015_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021015_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021015_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021015_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021015_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021015_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021015_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021015_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021015_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021015_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021015_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000021015_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.77%
C000021015_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.29%
C000021015_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.88%
C000211328_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000211328_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211328_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,236
C000211328_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,506
C000211328_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,957
C000211328_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,679
C000211328_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,228	$ 17,228	$ 17,228	17,228	$ 17,228	17,228
C000211328_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Total Investable Market Index℠
C000211328_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211328_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,261
C000211328_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,574
C000211328_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,108
C000211328_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,822
C000211328_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	17,437	17,437	$ 17,437	17,437	17,437	17,437
C000211328_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000211328_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211328_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,346
C000211328_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,433
C000211328_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,289
C000211328_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,158
C000211328_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,880	$ 17,880	$ 17,880	$ 17,880	17,880	17,880
C000211328_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.58%
C000211328_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.64%
C000211328_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.10%
C000211328_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.88%
C000211328_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.91%
C000211328_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.39%
C000199922_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000199922_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199922_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,304
C000199922_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,136
C000199922_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,561
C000199922_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,256
C000199922_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,713
C000199922_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,494	$ 18,494	18,494	$ 18,494	18,494	18,494
C000199922_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Total Investable Market Index℠
C000199922_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199922_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,303
C000199922_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,188
C000199922_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,691
C000199922_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,516
C000199922_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,960
C000199922_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,872	18,872	18,872	$ 18,872	18,872	18,872
C000199922_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000199922_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199922_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,394
C000199922_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,351
C000199922_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,624
C000199922_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,822
C000199922_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,413
C000199922_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,465	$ 19,465	19,465	$ 19,465	19,465	$ 19,465
C000199922_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.38%
C000199922_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.46%
C000199922_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.08%
C000199922_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.88%
C000199922_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.91%
C000199922_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.49%
C000121076_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class 2
C000121076_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121076_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,969
C000121076_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,234
C000121076_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,578
C000121076_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,112
C000121076_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,356
C000121076_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										18,789
C000121076_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,336
C000121076_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,601
C000121076_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,986
C000121076_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,538	$ 17,538	17,538	17,538	17,538	$ 17,538
C000121076_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000121076_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121076_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,512
C000121076_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,468
C000121076_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,003
C000121076_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,112
C000121076_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,164
C000121076_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										15,575
C000121076_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,182
C000121076_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,134
C000121076_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,330
C000121076_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,330	$ 14,330	14,330	14,330	$ 14,330	$ 14,330
C000121076_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.71%
C000121076_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.09%
C000121076_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.78%
C000121075_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class
C000121075_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121075_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,985
C000121075_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,266
C000121075_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,639
C000121075_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,181
C000121075_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,458
C000121075_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										18,964
C000121075_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,531
C000121075_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,777
C000121075_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,197
C000121075_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,796	$ 17,796	17,796	17,796	$ 17,796	$ 17,796
C000121075_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000121075_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121075_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															8,512
C000121075_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,468
C000121075_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,003
C000121075_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,112
C000121075_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,164
C000121075_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										15,575
C000121075_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,182
C000121075_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,134
C000121075_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,330
C000121075_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,330	$ 14,330	14,330	14,330	$ 14,330	$ 14,330
C000121075_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.87%
C000121075_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.24%
C000121075_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.93%
C000121082_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class
C000121082_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121082_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,322
C000121082_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,014
C000121082_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,665
C000121082_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,923
C000121082_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,896
C000121082_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,423
C000121082_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,829
C000121082_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,067
C000121082_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,485
C000121082_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,164	$ 22,164	22,164	22,164	$ 22,164	$ 22,164
C000121082_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000121082_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121082_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,446
C000121082_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,889
C000121082_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,599
C000121082_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,830
C000121082_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,184
C000121082_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,609
C000121082_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,776
C000121082_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,273
C000121082_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,372
C000121082_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,251	$ 16,251	16,251	16,251	$ 16,251	$ 16,251
C000121082_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.19%
C000121082_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.87%
C000121082_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.28%
C000121087_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class 2
C000121087_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121087_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,296
C000121087_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,969
C000121087_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,567
C000121087_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,806
C000121087_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,694
C000121087_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,133
C000121087_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,450
C000121087_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,750
C000121087_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,031
C000121087_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,618	$ 21,618	21,618	21,618	$ 21,618	$ 21,618
C000121087_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000121087_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121087_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,446
C000121087_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,889
C000121087_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,599
C000121087_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,830
C000121087_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,184
C000121087_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,609
C000121087_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,776
C000121087_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,273
C000121087_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,372
C000121087_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,251	$ 16,251	$ 16,251	16,251	$ 16,251	$ 16,251
C000121087_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000121087_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.61%
C000121087_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.01%
C000211327_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000211327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,815
C000211327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,961
C000211327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,876
C000211327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,799
C000211327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,531	$ 12,531	$ 12,531	12,531	$ 12,531	12,531
C000211327_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Global ex U.S. Index℠
C000211327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,852
C000211327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,068
C000211327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,073
C000211327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,982
C000211327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,813	12,813	$ 12,813	12,813	12,813	12,813
C000211327_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000211327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,793
C000211327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,960
C000211327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,915
C000211327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,866
C000211327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,585	$ 12,585	$ 12,585	$ 12,585	12,585	12,585
C000211327_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.01%
C000211327_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.00%
C000211327_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.91%
C000211327_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.70%
C000211327_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.53%
C000211327_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.44%
C000199921_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000199921_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199921_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,324
C000199921_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,186
C000199921_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,660
C000199921_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,426
C000199921_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,885
C000199921_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,765	$ 18,765	18,765	$ 18,765	18,765	18,765
C000199921_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Total Investable Market Index℠
C000199921_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199921_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,303
C000199921_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,188
C000199921_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,691
C000199921_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,516
C000199921_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,960
C000199921_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,872	18,872	18,872	$ 18,872	18,872	18,872
C000199921_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000199921_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199921_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,394
C000199921_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,351
C000199921_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,624
C000199921_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,822
C000199921_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,413
C000199921_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,465	$ 19,465	19,465	$ 19,465	19,465	$ 19,465
C000199921_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.69%
C000199921_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.75%
C000199921_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.37%
C000199921_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.88%
C000199921_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.91%
C000199921_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.49%
C000021005_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class
C000021005_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021005_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,064
C000021005_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,873
C000021005_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,252
C000021005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,407
C000021005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,324
C000021005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										21,314
C000021005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									27,247
C000021005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,078
C000021005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,794
C000021005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,847	$ 35,847	35,847	35,847	35,847	$ 35,847
C000021005_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021005_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021005_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021005_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021005_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000021005_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.79%
C000021005_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.04%
C000021005_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.62%
C000211326_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000211326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,624
C000211326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,364
C000211326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,980
C000211326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,250
C000211326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,374	$ 14,374	$ 14,374	14,374	$ 14,374	14,374
C000211326_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Extended Investable Market Index℠
C000211326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,672
C000211326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,446
C000211326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,118
C000211326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,374
C000211326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,591	14,591	$ 14,591	14,591	14,591	14,591
C000211326_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000211326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000211326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,346
C000211326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,433
C000211326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,289
C000211326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,158
C000211326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,880	$ 17,880	$ 17,880	17,880	17,880	$ 17,880
C000211326_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.19%
C000211326_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.70%
C000211326_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.70%
C000211326_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.31%
C000211326_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.96%
C000211326_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.00%
C000121084_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000121084_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121084_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,308
C000121084_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,997
C000121084_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,630
C000121084_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,884
C000121084_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,825
C000121084_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,328
C000121084_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,695
C000121084_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,957
C000121084_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,332
C000121084_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,984	$ 21,984	21,984	21,984	21,984	$ 21,984
C000121084_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000121084_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000121084_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,446
C000121084_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,889
C000121084_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,599
C000121084_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,830
C000121084_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,184
C000121084_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,609
C000121084_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,776
C000121084_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,273
C000121084_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,372
C000121084_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,251	$ 16,251	16,251	16,251	$ 16,251	$ 16,251
C000121084_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.12%
C000121084_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.80%
C000121084_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.20%
C000021011_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000021011_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021011_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,800
C000021011_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														12,009
C000021011_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,838
C000021011_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,157
C000021011_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,785
C000021011_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,311
C000021011_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,675
C000021011_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,077
C000021011_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,428
C000021011_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,695	$ 22,695	22,695	22,695	$ 22,695	$ 22,695
C000021011_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000021011_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021011_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,559
C000021011_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,595
C000021011_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,294
C000021011_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,830
C000021011_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,849
C000021011_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,813
C000021011_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,453
C000021011_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,273
C000021011_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,028
C000021011_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,223	21,223	21,223	21,223	21,223	$ 21,223
C000021011_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000021011_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021011_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,048
C000021011_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,327
C000021011_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,721
C000021011_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,002
C000021011_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,035
C000021011_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,593
C000021011_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,877
C000021011_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,907
C000021011_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,334
C000021011_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	32,604	32,604	$ 32,604	$ 32,604
C000021011_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.82%
C000021011_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.49%
C000021011_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.54%
C000021011_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.54%
C000021011_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.40%
C000021011_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.82%
C000021007_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class
C000021007_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021007_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,056
C000021007_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,851
C000021007_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,213
C000021007_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,356
C000021007_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,242
C000021007_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										21,184
C000021007_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									27,054
C000021007_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								19,916
C000021007_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,556
C000021007_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,488	$ 35,488	35,488	35,488	$ 35,488	$ 35,488
C000021007_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000021007_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021007_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,138
C000021007_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,351
C000021007_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,829
C000021007_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,223
C000021007_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,386
C000021007_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,585
C000021007_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,494
C000021007_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,696
C000021007_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							27,399
C000021007_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	$ 34,254
C000021007_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.63%
C000021007_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.92%
C000021007_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.50%
C000021012_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class
C000021012_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021012_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,791
C000021012_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,993
C000021012_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,829
C000021012_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,145
C000021012_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,774
C000021012_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,291
C000021012_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,636
C000021012_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,042
C000021012_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,383
C000021012_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,637	$ 22,637	22,637	22,637	$ 22,637	$ 22,637
C000021012_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000021012_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000021012_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,559
C000021012_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,595
C000021012_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,294
C000021012_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,830
C000021012_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,849
C000021012_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,813
C000021012_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,453
C000021012_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,273
C000021012_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,028
C000021012_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,223	21,223	21,223	21,223	21,223	$ 21,223
C000021012_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000021012_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000021012_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,048
C000021012_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 11,327
C000021012_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 13,721
C000021012_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,002
C000021012_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,035
C000021012_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										20,593
C000021012_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,877
C000021012_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,907
C000021012_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,334
C000021012_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000021012_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.79%
C000021012_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.45%
C000021012_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.51%
C000021012_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.54%
C000021012_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.40%
C000021012_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.82%
C000199919_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000199919_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199919_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,553
C000199919_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,395
C000199919_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,507
C000199919_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,395
C000199919_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,410
C000199919_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,091	$ 12,091	12,091	$ 12,091	$ 12,091	12,091
C000199919_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Global ex U.S. Index℠
C000199919_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000199919_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											8,593
C000199919_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,490
C000199919_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,666
C000199919_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,637
C000199919_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,616
C000199919_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,386	12,386	12,386	$ 12,386	12,386	12,386
C000199919_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000199919_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,000
C000199919_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 8,549
C000199919_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 10,407
C000199919_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 11,533
C000199919_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 12,454
C000199919_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 10,478
C000199919_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,135	$ 12,135	$ 12,135	$ 12,135	$ 12,135	$ 12,135
C000199919_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.11%
C000199919_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.10%
C000199919_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.64%
C000199919_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.70%
C000199919_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.53%
C000199919_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.10%